Equity - Summary of Non-Vested Stock Options (Details) (10-K) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Equity [Abstract]
Number of Non-vested Stock Options Outstanding, Outstanding at Beginning of Period	18,200,000
Number of Non-vested Stock Options Outstanding, Granted	2,000,000	3,000,000	19,700,000
Number of Non-vested Stock Options Outstanding, Vested	(1,500,000)	(1,500,000)	(1,500,000)
Number of Non-vested Stock Options Outstanding, Forfeited or Expired
Number of Non-vested Stock Options Outstanding, Outstanding at End of Period	18,700,000	1,500,000	18,200,000
Weighted Average Exercise Price Per Share, Outstanding at Beginning of Period	$ 0.18
Weighted Average Exercise Price Per Share, Granted	0.39	0.20	0.18
Weighted Average Exercise Price Per Share, Vested	0.20	0.20	0.20
Weighted Average Exercise Price Per Share, Forfeited or Expired
Weighted Average Exercise Price, Outstanding at End of Period	$ 0.20	$ 0.20	$ 0.18
Weighted Average Remaining Contractual Life (years), Outstanding at Beginning of Period	4 years 3 months 19 days	0 years	0 years
Weighted Average Remaining Contractual Life (years), Granted	4 years 8 months 23 days	3 years 7 months 28 days	4 years 7 months 13 days
Weighted Average Remaining Contractual Life (years), Vested	3 years 7 months 28 days	3 years 7 months 28 days	4 years 2 months 16 days
Weighted Average Remaining Contractual Life (years), Forfeited or Expired	0 years	0 years	0 years
Weighted Average Remaining Contractual Life (years), Outstanding at End of Period	3 years 7 months 28 days	3 years 7 months 28 days	4 years 3 months 19 days